Goodwill and Other Intangible Assets	12 Months Ended
Mar. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets

15. Goodwill and Other Intangible Assets

Changes in goodwill by reportable segment for fiscal 2017, 2018 and 2019 are as follows:

	Millions of yen
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Balance at March 31, 2016
Goodwill	¥56,203	¥282	¥32,270	¥53,879	¥15,424	¥184,266	¥342,324
Accumulated impairment losses	(837)	0	(8,708)	(39)	0	(587)	(10,171)
	55,366	282	23,562	53,840	15,424	183,679	332,153
Acquired	0	0	0	26,316	0	7,054	33,370
Impairment	0	0	0	0	0	(2,785)	(2,785)
Other (net)*	0	0	(31)	(11,342)	0	(10,187)	(21,560)

Balance at March 31, 2017
Goodwill	56,203	282	32,239	68,853	15,424	181,133	354,134
Accumulated impairment losses	(837)	0	(8,708)	(39)	0	(3,372)	(12,956)
	55,366	282	23,531	68,814	15,424	177,761	341,178
Acquired	0	9,258	0	13,517	0	20,158	42,933
Impairment	0	0	0	0	0	0	0
Other (net)*	0	0	83	(20,756)	0	5,187	(15,486)

Balance at March 31, 2018
Goodwill	56,203	9,540	32,322	61,614	15,424	206,478	381,581
Accumulated impairment losses	(837)	0	(8,708)	(39)	0	(3,372)	(12,956)
	55,366	9,540	23,614	61,575	15,424	203,106	368,625
Acquired	0	0	0	27,569	0	44,897	72,466
Impairment	0	0	0	0	0	0	0
Other (net)*	0	(270)	(7,231)	34	0	(2,945)	(10,412)

Balance at March 31, 2019
Goodwill	56,203	9,270	16,383	89,217	15,424	248,430	434,927
Accumulated impairment losses	(837)	0	0	(39)	0	(3,372)	(4,248)

	¥55,366	¥9,270	¥16,383	¥89,178	¥15,424	¥245,058	¥430,679

Notes:	The Company changed the segment classification of DAIKYO from Investment and Operation segment to Real Estate segment from the fiscal 2019. As a result of this change, the amounts as of the end of and for the previous fiscal year have been retrospectively reclassified.
* Other includes foreign currency translation adjustments, decreases due to sale of ownership interest in subsidiaries and certain other reclassifications.

As a result of the impairment test, the Company and its subsidiaries recognized an impairment loss on goodwill of ¥2,785 million in Overseas Business segment during fiscal 2017. This impairment loss is included in other (income) and expense, net in the consolidated statements of income. This impairment loss was recognized as a result of reduction in the fair value of an overseas subsidiary due to increases in the credit losses from installment loans, which brought the fair value of the reporting unit below its carrying amount. The Company and its subsidiaries recognized no impairment loss on goodwill during fiscal 2018 and 2019.

Other intangible assets at March 31, 2018 and 2019 consist of the following:

	Millions of yen
	2018	2019
Indefinite-lived intangible assets:
Trade names	¥80,844	¥78,252
Asset management contracts	154,014	146,981
Others	8,311	3,847

	243,169	229,080

Intangible assets subject to amortization:
Software	99,315	111,767
Customer relationships	121,385	130,971
Others	89,028	92,306

	309,728	335,044
Accumulated amortization	(113,797)	(137,026)

Net	195,931	198,018

	¥439,100	¥427,098

The aggregate amortization expenses for intangible assets are ¥26,252 million, ¥30,959 million and ¥31,752 million in fiscal 2017, 2018 and 2019, respectively.

The estimated amortization expenses for each of five succeeding fiscal years are ¥35,827 million in fiscal 2020, ¥26,758 million in fiscal 2021, ¥21,416 million in fiscal 2022, ¥18,147 million in fiscal 2023 and ¥15,264 million in fiscal 2024, respectively.

Intangible assets subject to amortization increased during fiscal 2019 are ¥35,912 million. They mainly consist of ¥13,545 million of software and ¥13,557 million of customer relationships recognized in acquisitions. The weighted average amortization periods for the software and the customer relationships recognized in acquisitions are 5 years and 15 years, respectively.

As a result of the impairment test, the Company and its subsidiaries recognized an impairment loss of ¥411 million on intangible assets included in Overseas Business segment during fiscal 2017. The Company and its subsidiaries recognized an impairment loss of ¥194 million on intangible assets included in Investment and Operation segment during fiscal 2018. The Company and its subsidiaries recognized an impairment loss of ¥606 million on intangible assets included in Overseas Business segment during fiscal 2019. These impairment losses are included in other (income) and expense, net in the consolidated statements of income. These impairment losses are recognized due to the reduction in the estimated future cash flow, which brought the fair values of the intangible assets below its carrying amount. The fair values of the intangible assets were measured using the discounted cash flow methodologies.